Condensed Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net (loss) income	$ 2,505	$ 949	$ (1,173)	$ 99
Adjustments to reconcile to net cash provided by (used in) operating activities:
Depreciation	1,716	1,537	2,181	2,241
Amortization	1,910	1,910	2,547	2,545
Share-based compensation	231
Deferred income tax (benefit)	(947)
Loss on sale of fixed assets	46	20	24
Amortization of deferred finance cost	163	438	545	535
Loss on debt extinguishment	83		2,196
Prepayments and other fees incurred in debt extinguishment			(369)
Bad debt expense	17	44	42	22
Inventory reserves	377	96
Changes in operating assets and liabilities
Trade receivables	(3,509)	(157)	578	(4,301)
Net trade receivables/payables from affiliates	194	(721)	186	9,487
Other receivables				193
Inventory	5,258	(3,950)	(1,997)	(1,734)
Prepaid expenses	(144)	(43)	(439)	(29)
Trade accounts payable	2,233	(985)	(647)	854
Accrued expenses	(1,444)	(1,186)	(1,223)	(100)
Tax payable	31			(16,230)
Other long-term liabilities	39	(41)	(34)	(32)
Net cash provided by (used in) operating activities	8,759	(2,089)	2,417	(6,450)
INVESTING ACTIVITIES
Proceeds on disposal of fixed assets			2
Decrease in restricted cash	535		(535)
Purchase of property and equipment	(474)	(279)	(325)	(315)
Net cash provided by (used in) investing activities	61	(279)	(858)	(315)
FINANCING ACTIVITIES
Principal payments on term debt	(1,826)	(5,500)	(5,500)	(2,000)
Repayment of existing debt			(32,500)
Borrowings on new term debt			30,000
Debt issuance costs incurred	(9)	(108)	(1,220)
Members equity contribution		5,000	5,000
Repayment of existing revolving credit facility			(12,165)
Proceeds from issuance of common stock, net of offering costs	10,405
Initial borrowing on new revolving credit facility			16,716
Net payments on debt	(10,405)
Net (payments) borrowings on revolving credit facilities	(7,549)	2,978	(1,318)	8,763
Net cash provided by (used in) financing activities	(9,384)	2,370	(987)	6,763
NET CHANGE IN CASH	(564)	2	572	(2)
Cash at beginning of period	572	3	3	2
Cash at end of period	$ 8	$ 5	$ 572	$ 3